Stradley Ronon Stevens & Young, LLP 2005 Market Street, Suite 2600 Philadelphia, PA 19103-7018 Telephone 215.564.8000 Fax 215.564.8120 www.stradley.com

J. Stephen Feinour, Jr.
jfeinourjr@stradley.com
215.564.8521

April 30, 2015

VIA EDGAR

Filing Desk
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:          PENN Capital Funds Trust (the “Trust”)
File Nos. 333-200168 and  811-23011
Registration Statement on Form N-1A

Ladies and Gentlemen:

Attached herewith is Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A (the “Pre-Effective Amendment”) for PENN Capital Funds Trust (the “Trust”).  The Pre-Effective Amendment is being filed with the U.S. Securities and Exchange Commission (the “SEC”) via EDGAR pursuant to Rule 472 under the Securities Act of 1933, as amended.

The Pre-Effective Amendment is being filed for the purposes of:  (i) responding to comments received from the Staff of the SEC on the Trust’s initial Registration Statement on Form N-1A, which was filed with the SEC on November 13, 2014 and (ii) making certain other changes.

Please direct questions or comments relating to the Registration Statement to me at the above-referenced telephone number.

Sincerely,

/s/ J. Stephen Feinour, Jr.
J. Stephen Feinour, Jr.